Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,569,329)	$ (1,301,864)			$ 157	$ (5,351,178)			$ (2,871,192)	$ (5,351,021)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense									173,200	28,091
Amortization of PIPE convertible notes original issue discount									24,197	139,848
Amortization of right-of-use asset	83,857	82,454							166,311	137,257
Bad debt expense										205,920
Change in OCI									1,662
Stock issued for services										4,493,333
Investment income earned on investments held in Trust Account					45,173	(11,914)
Changes in operating assets and liabilities:
Accounts receivable, net									(231,385)	(1,165,029)
Inventory, net									(216,701)	(1,196,342)
Other current assets									2,478,953	17,840
Other assets										(1,987,574)
Accounts payable									1,149,909	391,753
Customer deposits									774,900	(494,670)
Deferred revenue									500,000
Accrued interest									785,306	260,185
Accrued and other current liabilities									(99,165)	(402,424)
Other liabilities									(1,153)	13,699
Lease liability									(162,338)	(123,355)
Prepaid expenses									143,471	53,306
Net cash provided by (used in) operating activities									2,615,975	(4,979,183)
Cash flows from investing activities:
Purchase of property and equipment										(65,381)
Capitalized software development costs									(1,433,438)
Reduction in long term assets									(75)	(2,415,853)
Net cash used in investing activities									(1,433,513)	(2,481,234)
Cash flows from financing activities:
Proceeds from line of credit										1,911,110
Proceeds from notes payable										1,666,666
Payments on assumed liabilities in Merger									(15,716)
Repayments of notes payable									(4,632)	(62,341)
Repayments of notes payable - related party									(268,500)	(18,500)
Proceeds from convertible notes														$ 145,992
PIPE loan, net of OID discount									4,185,000
Cash acquired in Merger									103,818
Costs of Merger paid from PIPE loan									(1,947,787)
Repayment of line of credit									(1,980,937)
Dividends paid										(35,037)
Net cash provided by (used in) financing activities									71,246	3,583,648
Net change in cash, cash equivalents, and restricted cash									1,253,708	(3,876,769)
Cash, cash equivalents, and restricted cash, beginning of period		5,397,564		$ 5,779,497		9,656,266			5,397,564	9,656,266
Cash, cash equivalents and restricted cash, end of period	$ 6,651,272		$ 5,397,564		5,779,497		$ 9,656,266		6,651,272	5,779,497	$ 5,397,564	$ 9,656,266		9,656,266
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest									679,887	647,242
Cash paid for income tax
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Notes payable assumed in Merger									1,565,000
Accrued liabilities assumed in Merger									310,724
Remeasurement of common stock exchanged/issued in Merger									(1,875,724)
Proceeds from convertible notes										121,750
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING and FINANCING ACTIVITIES:
Right of Use Asset in exchange for lease liability										537,995
Deep Medicine Acquisition Corp [Member]
Cash flows from operating activities:
Net loss			(359,954)	$ (270,346)	(261,565)		577,351	$ (154,420)			(891,865)	257,372	$ (400,232)		$ (414,045)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Investment income earned on investments held in Trust Account			(55,535)				(1,061,124)				(256,757)	(1,728,701)	(1,824,459)		4,133
Changes in operating assets and liabilities:
Prepaid expenses											20,408	233,673	294,898		(277,806)
Accrued expenses											710,554	514,446	850,788		14,850
Taxes payable												68,415	57,569
Accrued expenses - related parties												(15,000)	(15,000)		(25,000)
Net cash provided by (used in) operating activities											(417,660)	(669,795)	(1,036,436)		(697,868)
Cash flows from investing activities:
Distribution for taxes payments												754,873	754,873
Cash released from trust account											2,914,230	121,034,650	121,034,650
Investment of cash in Trust Account											(200,000)	(1,265,000)	(1,365,000)		(127,765,000)
Net cash used in investing activities											2,714,230	120,524,523	120,424,523		(127,765,000)
Cash flows from financing activities:
Repayments of notes payable - related party															(100)
Cash used for common stock redemption											(2,914,230)	(121,034,650)	(121,034,650)
Proceeds from extension loan – related parties											200,000	1,265,000	1,365,000
Proceeds from sale of Units, net of underwriting discounts paid															123,970,000
Proceeds from sale of Private Placement Units															5,195,000
Payment of offering costs															(325,000)
Net cash provided by (used in) financing activities											(2,714,230)	(119,769,650)	(119,669,650)		128,839,900
Net change in cash, cash equivalents, and restricted cash											(417,660)	85,078	(281,563)		377,032
Cash, cash equivalents, and restricted cash, beginning of period		$ 177,876			$ 595,536	962,177		$ 877,099	$ 177,876	$ 962,177	595,536	877,099	877,099		500,067
Cash, cash equivalents and restricted cash, end of period			$ 177,876			$ 595,536	$ 962,177				177,876	962,177	595,536	$ 962,177	877,099
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income tax
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Remeasurement for Class A common stock subject to possible redemption											456,757	2,234,695	2,264,084
Notes payable assumed in Merger											$ 84,617
Initial classification of common stock subject to possible redemption															127,765,000
Deferred underwriting fee payable															4,427,500
Additional shares issued to sponsor due to upsize of IPO															28
Reclassification of Class A common stock													$ 316